Commitments and contingencies - Commitments - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 02, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure
Exposure Municipal Loans And Securities		75.00%
Loans And Leases Receivable Gross Carrying Amount		$ 29,506,225	$ 29,588,430
Commitments To Extend Credit
Commitments and Contingencies Disclosure
Reserve of potential losses associated with unfunded loan commitments		7,900	15,900
Noncredit commitment
Commitments and Contingencies Disclosure
Investments		1,000	1,400
Residential mortgage loans
Commitments and Contingencies Disclosure
Loans And Leases Receivable Gross Carrying Amount		1,600,000	1,800,000
SBA loans under PPP program
Commitments and Contingencies Disclosure
Loans And Leases Receivable Gross Carrying Amount		353,000	1,300,000
BVI | Retail and commerical loans
Commitments and Contingencies Disclosure
Loans And Leases Receivable Gross Carrying Amount		221,000	251,000
BVI | Loan with BVI government
Commitments and Contingencies Disclosure
Loans And Leases Receivable Gross Carrying Amount			19,000
Insured or guaranteed by the U.S. Government or its agencies | Commercial Loans
Commitments and Contingencies Disclosure
Loans And Leases Receivable Gross Carrying Amount		67,000	60,000
PR Government direct exposure
Commitments and Contingencies Disclosure
Outstanding concentration of risk		348,588	377,000
Total concentration of risk		366,777
Principal payments received	$ 32,000
PR Government direct exposure | Loans
Commitments and Contingencies Disclosure
Outstanding concentration of risk		318,390	342,000
PR Government direct exposure | Loans | Adjustment rounding
Commitments and Contingencies Disclosure
Outstanding concentration of risk		319,000
PR Government direct exposure | Securities Investment
Commitments and Contingencies Disclosure
Outstanding concentration of risk		30,198	35,000
PR Government Indirect Exposure
Commitments and Contingencies Disclosure
Outstanding concentration of risk		275,000	317,000
Loans and Leases Receivable, Consumer, Mortgage with PRHA		232,000	260,000
PR Government Indirect Exposure | PR Housing Bonds backed by second mortgage loans
Commitments and Contingencies Disclosure
Outstanding concentration of risk		43,000	46,000
USVI Government Direct Exposure | From USVI Government And Public Corporations
Commitments and Contingencies Disclosure
Total concentration of risk		$ 70,000	$ 105,000